Client Name:
Client Project Name:	SEMT 2026-3
Start - End Dates:	10/16/2025 - 1/26/2026
Deal Loan Count:	105

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3618	TRID - Corrected CD should have been provided; Change of Product or Product Feature not disclosed at least xxx business days prior to closing	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - xxx Form Used in Refinance With Original Creditor	5
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	2
Total				16

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